SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of classes of share capital [abstract]
Options, outstanding, beginning | shares	30,608,000	24,440,617
Options, issued | shares	9,575,000	10,630,000
Options, issued | shares	120,000	250,000
Options, issued | shares	50,000	150,000
Options, issued | shares	1,400,000	150,000
Options, issued | shares	12,075,000
Options, exercised | shares	(638,000)	(4,162,617)
Options, expired | shares	(1,950,000)	(850,000)
Options, forfeited | shares	(2,975,000)
Options, outstanding, ending | shares	48,265,000	30,608,000
Weighted average exercise price, outstanding, beginning | $	$ 0.74	$ 0.67
Weighted average exercise price, issued | $	0.6	0.85
Weighted average exercise price, issued | $	0.5	0.95
Weighted average exercise price, issued | $	0.43	0.66
Weighted average exercise price, issued | $	0.4	0.62
Weighted average exercise price, issued | $	0.4
Weighted average exercise price, exercised | $	0.17	0
Weighted average exercise price, expired | $	1.27	2
Weighted average exercise price, forfeited | $	0.68
Weighted average exercise price, outstanding, ending | $	$ 0.61	$ 0.74